Share-based payment arrangements - Description of share-based payment arrangements (Details) $ in Thousands								1 Months Ended	12 Months Ended
	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 shares	Apr. 01, 2023 T	Apr. 01, 2022 shares	Apr. 01, 2021 shares	Apr. 01, 2020 shares	Jan. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023 T	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees									$ 0	$ 3,945			$ 2,411
Number of options granted (in shares) | shares													0	0
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees													$ 1,800
Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees													600
Transaction based incentive plan 2019 | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees													7,400
Long term incentive plan 2019 (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees													$ 600
Long term incentive plan 2019 (equity settled) | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares) | shares													105,626
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees										200			$ 400
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares) | shares											88,127
Number of options granted (in shares) | shares							144,392
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees								$ 700		800
Long term incentive plan 2021 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares) | shares	52,585		14,530		64,414						131,529
Number of options granted (in shares) | shares						193,387
Long term incentive plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees										1,300
Long term incentive plan 2022 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares)	98,527	98,527	12,203	12,203							110,730	110,730
Number of options granted (in shares) | shares					163,022
Long term incentive plan 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees										$ 1,600
Long term incentive plan 2023 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares			120,079								120,079